Issued Capital, Equity Compensation, and Warrants - Summary of Changes to Number of Restricted Shares (Details) - Restricted Shares - shares shares in Thousands	12 Months Ended	15 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	490
Number of shares granted	1,589	873
Number of shares converted into common shares	(521)	(383)
Number of shares forfeited	(8)
Number of shares outstanding balance	1,550	490